                                  May 1, 2000


                                  Berger IPT Funds
                                  Prospectus

                                  [LOGO]

                                  BERGER IPT - SMALL COMPANY GROWTH FUND

The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime. Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goals, and although you have the potential to make money, you could also lose money in the Fund.

Berger IPT - Small Company Growth Fund and the Berger Mountain logo are registered trademarks of Berger LLC and other marks referred to herein are the trademarks or registered trademarks of the respective owners thereof.

CONTENTS
--------------------------------------------------------------------------------

THE BERGER IPT - SMALL COMPANY GROWTH FUND(R) is a no-load mutual fund. A mutual fund pools money from shareholders and invests in a portfolio of securities. The following section introduces the Fund, its goal, principal investment strategies and principal risks. It also contains expense and performance information.




Berger IPT - Small Company Growth Fund(R) .....................................4
INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS ........................6
Risk and Investment Table .....................................................7
Risk and Investment Glossary ..................................................8
BUYING AND SELLING (REDEEMING) SHARES ........................................10
Fund Share Price .............................................................10
Other Information ............................................................10
Distributions and Taxes ......................................................11
ORGANIZATION OF THE FUND .....................................................12
FINANCIAL HIGHLIGHTS .........................................................13



You may not invest in shares of the Fund directly. You may invest in shares of the Fund by purchasing a variable annuity or variable life insurance contract from a participating insurance company. A participating insurance company is one that has arranged to make the Fund available as an investment option under their variable insurance contracts. You may also invest in shares of the Fund if you participate in a qualified retirement plan and your employer has arranged to make the Fund available as an investment option under that plan.

4

BERGER IPT - SMALL
COMPANY GROWTH
FUND
--------------------------------------------------------------------------------

The Fund's Goal and Principal Investment Strategies

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies with the potential for rapid earnings growth.

The Fund's stock selection focuses on companies that either occupy a dominant position in an emerging industry or have a growing market share in a larger, fragmented industry.

The Fund's investment manager generally looks for companies with:

         o A proprietary technology, product or service that may enable the company to be a market share leader

         o Strong entrepreneurial management with clearly defined strategies for growth

         o        Relatively strong balance sheets.


Under normal circumstances, the Fund invests at least 65% of its assets in equity securities of companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index (Russell 2000). This average is updated monthly. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.


Principal Risks

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity and information risks due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors which may pose greater market and liquidity risks. In addition, the Fund's active trading will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

The Fund's Past Performance

The information below shows the Fund's performance since it began operations through December 31, 1999. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. They do not, however, reflect charges and expenses deducted by your particular variable insurance contract or retirement plan, which would lower performance. Therefore, they should only be considered along with the total return information provided by your contract or plan that reflects those charges and expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31

                                  [BAR CHART]


BEST QUARTER:  12/31/99                 55.28%


WORST QUARTER: 9/30/98                 (26.82%)


AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 1999


Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Russell 2000. While the Fund does not seek to match the returns of the Russell 2000, this index is a good indicator of small company stock market performance. You may not invest in the Russell 2000 and unlike the Fund, it does not incur fees or charges.

--------------------------------------------------------------------------------



                                       Life of the Fund
                       1 Year   3 Year  (May 1, 1996)
                       ------   ------  -------------

The Fund               91.45%   33.21%      26.24%
Russell 2000           21.26%   13.08%      13.64%
                       -----    -----       -----



Fund Expenses

The Fund does not impose any sales load, redemption or exchange fees. However, you do bear indirectly Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES



(deducted directly from the Fund)           %
                                     --------
Management fee(1)                        .85%
Other expenses(2)                        .64%
                                     --------
Total Annual Fund Operating Expenses    1.49%
Fee Waiver and Reimbursement(3)         (.34)%
                                     --------
Net Expenses                            1.15%
                                     ========



1. Effective October 1, 1999, the investment advisory fee charged to the Fund was reduced to the following rates of average daily net assets: 0.85% of the first $500 million; 0.80% of the next $500 million and 0.75% in excess of $1 billion. The amount shown reflects the restated advisory fees.

2. Effective October 1, 1999, Berger LLC eliminated the administrative fee charged to the Fund. The fee amount shown reflects the restated expenses.

3. Under a written contract, the Fund's investment advisor waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.15%. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.


Understanding Expenses


Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as recordkeeping and reports and custodian and pricing services. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.


Example Costs

The following example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o        $10,000 initial investment

o        5% total return for each year

o        Fund operating expenses remain the same for each period

o        Redemption after the end of each period

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your costs at the end of each period would be:

YEARS                                     $
-----                                 -----
One                                     117
Three                                   365
Five                                    633
Ten                                   1,398
                                      -----

      Berger IPT Funds - May 1, 2000 Small Company Growth Fund Prospectus

6

INVESTMENT TECHNIQUES,
SECURITIES AND
ASSOCIATED RISKS
--------------------------------------------------------------------------------


BEFORE YOU INVEST. . .

in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true, the lower the risk, the lower the potential for return.


Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program, but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.


The table on the opposite page will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. A glossary follows the table. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

KEY TO TABLE

Follow down the column under the name of the Fund. The boxes will tell you:


Y        Yes, the security or technique is permitted by the Fund and is emphasized.
         ---------------------------------------------------------------------

<        (Note: character is a hollow Y) Yes, the security or technique is permitted by the Fund.
         ---------------------------------------------------------------------

F The restriction is fundamental to the Fund. (Fundamental restrictions cannot be changed without a shareholder vote.)
         ---------------------------------------------------------------------

25 Use of a security or technique is permitted, but subject to a restriction of up to 25% of total assets.
         ---------------------------------------------------------------------

33.3 Use of a security or technique is permitted, but subject to a restriction of up to 331/3% of total assets.
         ---------------------------------------------------------------------

[ ] (Note: character is a hollow 5) Use of a security or technique is permitted, but subject to a restriction of up to 5% of net assets.
         ---------------------------------------------------------------------

15 Use of a security or technique is permitted, but subject to a restriction of up to 15% of net assets.
         ---------------------------------------------------------------------


Notes to table:


1. The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the advisor considers to be below investment grade.

2. The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.




      Berger IPT Funds - May 1, 2000 Small Company Growth Fund Prospectus

--------------------------------------------------------------------------------

RISK AND INVESTMENT TABLE


                                                          BERGER IPT
                                                         SMALL COMPANY
                                                          GROWTH FUND
                                                         -------------
DIVERSIFICATION                                                  F

-----------------------------------------------------------  -----
SMALL AND MID-SIZED COMPANY SECURITIES                           Y
Market, liquidity and information risk
-----------------------------------------------------------  -----
FOREIGN SECURITIES                                               <
Market, currency, transaction, liquidity,
information and political risk
-----------------------------------------------------------  -----
SECTOR FOCUS                                                     Y
Market and liquidity risk
-----------------------------------------------------------  -----
CONVERTIBLE SECURITIES(1)                                        <
Market, interest rate, prepayment and credit risk
-----------------------------------------------------------  -----
INVESTMENT GRADE BONDS (NONCONVERTIBLE)                          <
Interest rate, market, call and credit risk
-----------------------------------------------------------  -----
COMPANIES WITH LIMITED OPERATING HISTORIES                       <
Market, liquidity and information risk
-----------------------------------------------------------  -----
ILLIQUID AND RESTRICTED SECURITIES                              15
Market, liquidity and transaction risk
-----------------------------------------------------------  -----
SPECIAL SITUATIONS                                               <
Market and information risk
-----------------------------------------------------------  -----
INITIAL PUBLIC OFFERINGS (IPOs)                                  <
Market, liquidity and information risk
-----------------------------------------------------------  -----
TEMPORARY DEFENSIVE MEASURES                                     <
Opportunity risk
-----------------------------------------------------------  -----
LENDING PORTFOLIO SECURITIES                                  33.3
Credit risk
-----------------------------------------------------------  -----
BORROWING                                                      25F
Leverage risk
-----------------------------------------------------------  -----

Hedging Strategies

FINANCIAL FUTURES(2)                                           [ ]
Hedging, correlation, opportunity and leverage risk
-----------------------------------------------------------  -----
FORWARD FOREIGN CURRENCY CONTRACTS(2)                            Y
Hedging, credit, correlation, opportunity and
leverage risk
-----------------------------------------------------------  -----
OPTIONS(2) (EXCHANGE-TRADED AND OVER-THE-COUNTER)              [ ]
Hedging, credit, correlation and leverage risk
-----------------------------------------------------------  -----
WRITING (SELLING) COVERED CALL OPTIONS(2)                       25
(exchange-traded and over-the-counter)
Opportunity, credit and leverage risk
-----------------------------------------------------------  -----


      Berger IPT Funds - May 1, 2000 Small Company Growth Fund Prospectus

8


RISK AND INVESTMENT
GLOSSARY
--------------------------------------------------------------------------------


BORROWING refers to a loan of money from a bank or other financial institution undertaken by a Fund for temporary or emergency reasons only.


CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increased likelihood of a call may reduce the security's price.


COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.

CONVERTIBLE SECURITIES are debt or equity securities which may be converted on specified terms into stock of the issuer.

CORRELATION RISK occurs when the Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way the Fund's manager expect them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.

FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date.

FOREIGN SECURITIES are issued by companies located outside of the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S.


FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price.


HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. But a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")


ILLIQUID AND RESTRICTED SECURITIES are securities which, by rules of their issue or by their nature, cannot be sold readily. These do not include illiquid Rule 144A securities.


INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.


INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable due to prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size.


INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds.



      Berger IPT Funds - May 1, 20000 Small Company Growth Fund Prospectus

--------------------------------------------------------------------------------


LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis.


LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount that was invested in the contract.

LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate, and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date at a fixed price. Options on securities indexes are similar, but settle in cash.

POLITICAL RISK comes into play with investments, particularly foreign investments, which may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.


PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.


SECTOR FOCUS occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. The Fund will not concentrate more than 25% of its total assets in any one industry. Sector focus may increase both market and liquidity risk.


SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goal and Principal Investment Strategies." In general, the smaller the company, the greater its risks.


SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change which may significantly affect the value of their securities.

TEMPORARY DEFENSIVE MEASURES may be taken when the Fund's investment manager believes they are warranted due to market conditions. When this happens, the Fund may increase its investment in government securities and other short-term securities without regard to the Fund's investment restrictions, policies or normal investment emphasis.

TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

WRITING (SELLING) COVERED CALL OPTIONS is the selling of a contract to another party which gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered").



      Berger IPT Funds - May 1, 20000 Small Company Growth Fund Prospectus

10



BUYING AND SELLING
(REDEEMING) SHARES
--------------------------------------------------------------------------------

The Fund sells its shares to variable contract accounts of participating insurance companies or to qualified retirement plans. You may invest in Fund shares only through this type of variable insurance contract or retirement plan. If you invest through a variable insurance contract, your variable contract account prospectus will explain how you can purchase or surrender a contract, withdraw a portion of your investment, allocate to one or more funds or change existing allocations among investment alternatives. If you invest through a retirement plan, your retirement plan documents will explain this information. The Fund may not be available under a particular contract or plan, and certain contracts or plans may limit your ability to allocate amounts among funds.

The Fund does not impose any sales charges, commissions or redemption fees for the sale or redemption of Fund shares. However, your participating insurance company may impose a sales charge or other charge when you purchase a variable insurance contract. If you invest through a retirement plan, your retirement plan administrator may impose charges when you participate in the plan. In addition, variable insurance contracts and retirement plans may involve other charges and expenses not described in this prospectus. These charges and expenses are described in your variable contract account prospectus or plan document.

Fund Share Price

The price at which Fund shares are sold and redeemed is the share price or net asset value (NAV). The share price is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of its shares outstanding.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. New York time) each day that the Exchange is open. Share price is not calculated on the days that the Exchange is closed.

Fund shares are purchased or redeemed at the share price next calculated after a purchase or redemption request is received by the Fund, or by any participating insurance company or retirement plan administrator who has been authorized by the Fund to accept requests on its behalf. To receive a specific day's share price for your purchase or redemption request, your request must be received in good order before the close of the New York Stock Exchange on that day.

Payment for redeemed shares generally will be made within three business days following the date of the redemption request. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

When the Fund calculates share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected and you will not be able to purchase or redeem shares.

Other Information


DATE-RELATED INFORMATION

Mutual funds and businesses around the world could be adversely affected if computers do not properly process date-related information. The Fund's advisor is addressing these issues for its computers and is getting reasonable assurances from the Fund's other major service providers that they too are addressing these issues to preserve smooth functioning of the Fund's trading, pricing, shareholder account, custodial and other operations. There can be no assurances, however, that all problems will be avoided.


These computer problems could also adversely affect the Fund's investments. Improperly functioning computers may disrupt securities markets generally or result in overall economic uncertainty. Individual companies may also be adversely affected by the cost of fixing their computers, which could be substantial. The Fund's investment manager considers these issues when evaluating investments for the Fund.




      Berger IPT Funds - May 1, 20000 Small Company Growth Fund Prospectus

--------------------------------------------------------------------------------

REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, transaction costs will be incurred if the securities are sold for cash. It may be difficult selling the securities and recovering the amount of the redemption if the securities are illiquid.

Distributions and Taxes

The Fund generally make two different kinds of distributions:


o Capital gains from the sale of portfolio securities held by the Fund.


o Net investment income from interest or dividends received on securities held by the Fund.

Distributions made by the Fund will normally be capital gains. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed.

Distributions made by the Fund will normally be capital gains. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed.

The Fund intends to declare dividends representing its net investment income annually, normally in December. It is also the Fund's present policy to distribute annually all of its net realized capital gains.

All distributions are reinvested automatically in Fund shares unless an election is made on behalf of a variable contract account or retirement plan to receive distributions in cash.

As a variable insurance contract owner or retirement plan participant, you typically would not owe taxes on any distributions of income or capital gains made by the Fund that are attributed to your account. You may owe taxes if you make a withdrawal from your account, however, depending on the applicable tax laws. You should refer to the appropriate variable contract account prospectus or plan documents for further information on the Federal income tax treatment of the owners of variable insurance contracts and qualified plan participants.

Whether participating insurance companies are subject to taxes on the Fund's distributions depends on its tax status. Participating insurance companies should consult their own tax advisors concerning whether distributions are subject to federal income taxes if retained as part of contract reserves.


      Berger IPT Funds - May 1, 2000 Small Company Growth Fund Prospectus

12





ORGANIZATION OF THE
FUND
--------------------------------------------------------------------------------

INVESTMENT MANAGERS


Berger LLC, (210 University Blvd., Suite 900, Denver, CO 80206) serves as investment advisor, sub-advisor, administrator or sub-administrator to mutual funds and institutional investors. Berger LLC has been in the investment advisory business for 25 years. When acting as investment advisor, Berger LLC is responsible for managing the Fund's investment operations. Berger LLC also provides administrative services to the Fund.

Amy K. Selner, Vice President of Berger LLC, is the Fund's investment manager. Ms. Selner joined Berger LLC as a senior technology analyst in April 1996 and assumed management of the Fund in November 1998. Ms. Selner is also the investment manager of the Berger Small Company Growth Fund and Berger Mid Cap Growth Fund, co-manager of the Berger Select Fund and interim manager of the Berger Balanced Fund investment team. Ms. Selner has more than seven eight years of experience in the investment industry.


Past Performance of Similar Fund

The Fund's investment manager also acts as the investment manager for a corresponding retail Berger Fund, which has the same investment objective and substantially the same investment strategies and policies as the Fund. Set out below is performance information for the Fund and its corresponding retail Berger Fund. This information is provided so you can consider the performance history of the Fund's investment manager with a fund substantially similar to this Fund.

You should not consider the performance information for the corresponding retail Berger Fund as a substitute for the Fund's performance, nor as an indication of the past or future performance of the Fund.

Despite their similarity, there are differences between the Fund and its corresponding retail Berger Fund, and performance is expected to differ. The following should be noted in considering the performance information below:

o The Fund is smaller than its corresponding retail Berger Fund and cash flows vary significantly. Differences in asset size and in cash flow resulting from purchases and redemption of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.

o The Fund's performance information reflects fee waivers and expense reimbursements by the Fund's advisor, without which performance would be lower.

o The information below does not reflect the deduction of charges or expenses attributable to the variable insurance contract or retirement plan through which you would be purchasing your Fund shares, which would lower your returns.


AVERAGE ANNUAL TOTAL RETURNS OF THE FUND AND SIMILAR FUND
(AS OF DECEMBER 31, 1999)



                                                        Berger
                                                      Small Company
                                      The Fund       Growth Fund(1)
                                      --------       --------------

1 Year                                  91.45%         104.39%
Since Inception of the Fund (5/1/96)    26.24%          27.16%
5 Year                                   N/A            30.79%
Since Inception of the Berger Small
Company Growth Fund (12/30/93)           N/A            27.78%
                                        -----          ------


(1) As of December 31, 1999, the retail Berger Small Company Growth Fund had assets of approximately $1,162,259,000.

Portfolio turnover

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover may exceed 100% per year. A turnover rate of 100% means the Fund's securities were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund. Portfolio turnover rates can be found under the heading "Financial Highlights."

      Berger IPT Funds - May 1, 2000 Small Company Growth Fund Prospectus

--------------------------------------------------------------------------------


Financial Highlights

The financial highlights will help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. Total return shows how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions, but does not reflect charges and expenses deducted by your variable insurance contract or retirement plan. PricewaterhouseCoopers LLP, independent accountants, audited this information. Their reports are is included in the Fund's annual report, which is available without charge upon request.

Berger IPT - Small Company Growth Fund
For a Share Outstanding Throughout the Periods



                                                                              Years Ended December 31,
                                                           1999                 1998              1997             1996(1)
                                                       --------------      --------------     ------------       -----------

Net asset value, beginning of period                   $        12.28      $        12.06     $       9.95       $     10.00
                                                       --------------      --------------     ------------       -----------
From investment operations
   Net investment income (loss)                                    --                  --             0.00(6)           0.01
                                                       --------------      --------------     ------------       -----------
   Net realized and unrealized gains (losses) from
     investments and foreign currency transactions              11.23                0.23             2.11             (0.06)
                                                       --------------      --------------     ------------       -----------
Total from investment operations                                11.23                0.23             2.11             (0.05)
                                                       --------------      --------------     ------------       -----------
Less dividends and distributions
   Dividends (in excess of net investment income)                  --               (0.01)              --                --
                                                       --------------      --------------     ------------       -----------
Total dividends and distributions                                  --               (0.01)              --                --
                                                       --------------      --------------     ------------       -----------
Net asset value, end of period                         $        23.51      $        12.28     $      12.06       $      9.95
                                                       --------------      --------------     ------------       -----------
Total Return(2)                                                 91.45%               1.87%           21.21%            (0.50)%
                                                       --------------      --------------     ------------       -----------
Ratios/Supplemental Data:
   Net assets, end of period                           $   41,334,809      $    9,858,303     $  2,719,559       $   291,362
                                                       --------------      --------------     ------------       -----------
   Net expense ratio to average net assets(3)                    1.15%               1.15%            1.15%(5)          1.15%(4)(5)
                                                       --------------      --------------     ------------       -----------
   Ratio of net income (loss) to average net assets             (0.56)%             (0.11)%           0.05%             0.14%(4)
                                                       --------------      --------------     ------------       -----------
   Gross expense ratio to average net assets                     1.53%               2.19%            5.81%             8.57%(4)
                                                       --------------      --------------     ------------       -----------
   Portfolio turnover rate(2)                                     179%                147%             194%               80%
                                                       --------------      --------------     ------------       -----------



1. For the period from May 1, 1996 (commencement of investment operations) to December 31, 1996.

2.       Not annualized.

3. Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

4.       Annualized.

5.       Restated to conform with new presentation standards.

6.       Amount represents less than $0.01 per share.



      Berger IPT Funds - May 1, 2000 Small Company Growth Fund Prospectus

                       This page intentionally left blank.

                       This page intentionally left blank.

FOR MORE INFORMATION:

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities it invests in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by calling or writing either a participating insurance company or the Fund at:

Berger Funds
P.O. Box 5005
Denver, CO 80217
(800) 259-2820
bergerfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington DC. For information on the operation of the Public Reference Room, call 1-202-942-8090. Copies of documents may also be obtained after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.

INVESTMENT COMPANY ACT FILE NUMBER:

Berger Institutional Products Trust 811-07367
- Berger IPT - Small Company Growth Fund

                                  May 1, 2000


                                  Berger IPT Funds
                                  Prospectus

                                  [BERGER FUNDS LOGO]

                                  BERGER/BIAM IPT - INTERNATIONAL FUND

The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime. Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goals, and although you have the potential to make money, you could also lose money in the Fund.

The Berger Mountain logo is a registered trademark of Berger LLC, and the Berger/BIAM IPT-International Fund is a trademark of Berger LLC. Other marks referred to herein are the trademarks or registered trademarks of the respective owners thereof.

CONTENTS
--------------------------------------------------------------------------------

THE BERGER/BIAM IPT - INTERNATIONAL FUND(TM) is a no-load mutual fund. A mutual fund pools money from shareholders and invests in a portfolio of securities. The following section introduces the Fund, its goal, principal investment strategies and principal risks. It also contains expense and performance information.




Berger/BIAM IPT - International Fund(TM) ......................................4
INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS ........................6
Risk and Investment Table .....................................................7
Risk and Investment Glossary ..................................................8
BUYING AND SELLING (REDEEMING) SHARES ........................................10
Fund Share Price .............................................................10
Other Information ............................................................10
Distributions and Taxes ......................................................11
ORGANIZATION OF THE FUND .....................................................12
FINANCIAL HIGHLIGHTS .........................................................14



You may not invest in shares of the Fund directly. You may invest in shares of the Fund by purchasing a variable annuity or variable life insurance contract from a participating insurance company. A participating insurance company is one that has arranged to make the Fund available as an investment option under their variable insurance contracts. You may also invest in shares of the Fund if you participate in a qualified retirement plan and your employer has arranged to make the Fund available as an investment option under that plan.

4


BERGER/BIAM IPT -
INTERNATIONAL FUND
--------------------------------------------------------------------------------

The Fund's Goal and Principal Investment Strategies

The Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in a portfolio consisting of common stocks of well-established foreign companies.

The Fund's investment manager first identifies economic and business themes that it believes provide a favorable framework for selecting stocks. Using fundamental analysis, the investment manager then selects individual companies best positioned to take advantage of opportunities presented by these themes.

The Fund's investment manager generally looks for companies with:

         o Securities that are fundamentally undervalued relative to their long-term prospective earnings growth rates, their historic valuation levels and their competitors

         o Business operations predominantly in well- regulated and more stable foreign markets

         o Substantial size and liquidity, strong balance sheets, proven management and diversified earnings.

The Fund invests primarily in common stocks with 65% of its total assets in securities of companies located in at least five different countries outside the United States. Recently, the Fund has been weighted toward countries in Western Europe, Australia and the Far East. However, it may also invest in other foreign countries, including developing countries. A majority of the Fund's assets are invested in mid-sized to large capitalization companies. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.

Principal Risks


You may be interested in the Fund if you are comfortable with the risks of international investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. As a result, the price of the Fund's investments may go down and you could lose money on your investment. There are additional risks with investing in foreign countries, especially in developing countries-specifically, economic, currency, liquidity, information, political and transaction risks. As a result of these additional risks, the Fund may be more volatile than a domestic stock fund. In addition, foreign stocks may not move in concert with the U.S. markets. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as forward foreign currency contracts which may present hedging, credit, correlation, opportunity and leverage risks.


See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

The Fund's Past Performance


The information below shows the Fund's performance for the periods indicated through December 31, 1999. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. They do not, however, reflect charges and expenses deducted by your particular variable insurance contract or retirement plan, which would lower performance. Therefore, they should only be considered along with the total return information provided by your contract or plan that reflects those charges and expenses. As with all mutual funds, past performance does not guarantee future results.

YEAR-BY-YEAR TOTAL RETURN

Year-by-Year returns show you how the Fund's performance varied by illustrating the differences for each full calendar year since the Fund began.


          Berger IPT Funds - May 1, 2000 International Fund Prospectus

--------------------------------------------------------------------------------



YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31,

                                  [BAR CHART]

BEST QUARTER:  12/31/99                       21.19%


WORST QUARTER:  9/30/98                      (16.53%)


AVERAGE ANNUAL RETURNS AS OF DECEMBER 31,1999


Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared with the Morgan Stanley Capital International Europe, Australasia and the Far East Index (EAFE Index). While the Fund does not seek to match the returns of the EAFE Index, this index is a good indicator of foreign stock markets. You may not invest in the EAFE Index and unlike the Fund, it does not incur fees or charges.


                                        Life of the Fund
                             1 Year       (May 1, 1997)
                             ------     ----------------

The Fund                     31.24%           16.17%
EAFE Index                   27.30%           18.64%
                             -----            -----


Fund Expenses

The Fund does not impose charges on the sale or redemption of Fund shares. However, you do bear indirectly Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES

(deducted directly from the Fund)                %
---------------------------------------     ------
Management fee                                .90%
Other expenses(1)                            1.55%
                                            -----
Total Annual Fund Operating Expenses         2.45%
Fee Waiver and Reimbursement(2)             (1.25)%
                                            -----
Net Expenses                                 1.20%
                                            -----



1. Effective October 1, 1999, BBOI Worldwide LLC eliminated the 0.01% administrative fee charged to the Fund. The fee amount shown reflects the restated expenses.

2. Under a written contract, the Fund's investment advisor waives its fee and reimburses the Fund to the extent that, at any time during the life of the Fund, the Fund's annual operating expenses exceed 1.20%. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees.


Understanding Expenses


Annual Fund operating expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as recordkeeping and reports and custodian and pricing services. They do not include any charges or expenses deducted by your variable insurance contract or retirement plan, which would increase expenses. Refer to your variable contract prospectus or retirement plan documents for an explanation of those charges and expenses.


Example Costs

The following example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o        $10,000 initial investment

o        5% total return for each year

o        Fund operating expenses remain the same for each period

o        Redemption after the end of each period

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your costs at the end of each period would be:

YEARS                                               $
-----                                          ------
One                                               122
Three                                             381
Five                                              660
Ten                                             1,455
-----                                          ------


          Berger IPT Funds - May 1, 2000 International Fund Prospectus

6

INVESTMENT TECHNIQUES,
SECURITIES AND
ASSOCIATED RISKS
--------------------------------------------------------------------------------

BEFORE YOU INVEST. . .

in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true, the lower the risk, the lower the potential for return.


Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program, but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.


The table on the opposite page will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. A glossary follows the table. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.


KEY TO TABLE
Follow down the column under the name of the Fund. The boxes will tell you:



Y        Yes, the security or technique is permitted by the Fund and is emphasized.
         ---------------------------------------------------------------------

<        (Note: character is a hollow Y) Yes, the security or technique is permitted by the Fund.
         ---------------------------------------------------------------------

N        No, the security or technique is not permitted by the Fund.
         ---------------------------------------------------------------------

F The restriction is fundamental to the Fund. (Fundamental restrictions cannot be changed without a shareholder vote.)
         ---------------------------------------------------------------------

25 Use of a security or technique is permitted, but subject to a restriction of up to 25% of total assets.
         ---------------------------------------------------------------------

33.3 Use of a security or technique is permitted, but subject to a restriction of up to 33 1/3% of total assets.
         ---------------------------------------------------------------------

15 Use of a security or technique is permitted, but subject to a restriction of up to 15% of net assets.
         ---------------------------------------------------------------------



Notes to Table:

1. The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the advisor considers to be below investment grade.

2. The Fund may use forwards only for hedging. The Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's securities denominated in a particular foreign currency.


          Berger IPT Funds - May 1, 2000 International Fund Prospectus

--------------------------------------------------------------------------------

RISK AND INVESTMENT TABLE


                                             BERGER/BIAM PT - INTERNATIONAL FUND

DIVERSIFICATION                                                  F

-----------------------------------------------------------  -----
SMALL AND MID-SIZED COMPANY SECURITIES                           <
Market, liquidity and information risk
-----------------------------------------------------------  -----
FOREIGN SECURITIES                                               Y
Market, currency, transaction, liquidity,
information and political risk
-----------------------------------------------------------  -----
SECTOR FOCUS                                                     Y
Market and liquidity risk
-----------------------------------------------------------  -----
CONVERTIBLE SECURITIES(1)                                        <
Market, interest rate, prepayment and credit risk
-----------------------------------------------------------  -----
INVESTMENT GRADE BONDS (NONCONVERTIBLE)                          <
Interest rate, market, call and credit risk
-----------------------------------------------------------  -----
COMPANIES WITH LIMITED OPERATING HISTORIES                       <
Market, liquidity and information risk
-----------------------------------------------------------  -----
ILLIQUID AND RESTRICTED SECURITIES                              15
Market, liquidity and transaction risk
-----------------------------------------------------------  -----
SPECIAL SITUATIONS                                               <
Market and information risk
-----------------------------------------------------------  -----
INITIAL PUBLIC OFFERINGS (IPOs)                                  <
Market, liquidity and information risk
-----------------------------------------------------------  -----
TEMPORARY DEFENSIVE MEASURES                                     N
Opportunity risk
-----------------------------------------------------------  -----
LENDING PORTFOLIO SECURITIES                                  33.3
Credit risk
-----------------------------------------------------------  -----
BORROWING                                                      25F
Leverage risk
-----------------------------------------------------------  -----

Hedging Strategies
------------------

FINANCIAL FUTURES                                                N
Hedging, correlation, opportunity and leverage risk
-----------------------------------------------------------  -----
FORWARD FOREIGN CURRENCY CONTRACTS(2)                            Y
Hedging, credit, correlation, opportunity and
leverage risk
-----------------------------------------------------------  -----
OPTIONS (EXCHANGE-TRADED AND OVER-THE-COUNTER)                   N
Hedging, credit, correlation and leverage risk
-----------------------------------------------------------  -----
WRITING (SELLING) COVERED CALL OPTIONS                           N
(exchange-traded and over-the-counter)
Opportunity, credit and leverage risk
-----------------------------------------------------------  -----





          Berger IPT Funds - May 1, 2000 International Fund Prospectus

8


RISK AND INVESTMENT
GLOSSARY
--------------------------------------------------------------------------------


BORROWING refers to a loan of money from a bank or other financial institution undertaken by a Fund for temporary or emergency reasons only.


CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increased likelihood of a call may reduce the security's price.


COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.

CONVERTIBLE SECURITIES are debt or equity securities which may be converted on specified terms into stock of the issuer.

CORRELATION RISK occurs when the Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way the Fund's manager expect them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.


FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date.


FOREIGN SECURITIES are issued by companies located outside of the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S.


FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price.


HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. But a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")


ILLIQUID AND RESTRICTED SECURITIES are securities which, by rules of their issue or by their nature, cannot be sold readily. These do not include illiquid Rule 144A securities.


INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.


INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable due to prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size.


INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds.

          Berger IPT Funds - May 1, 2000 International Fund Prospectus

--------------------------------------------------------------------------------


LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis.


LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount that was invested in the contract.

LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate, and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date at a fixed price. Options on securities indexes are similar, but settle in cash.

POLITICAL RISK comes into play with investments, particularly foreign investments, which may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.


PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.


SECTOR FOCUS occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. The Fund will not concentrate more than 25% of its total assets in any one industry. Sector focus may increase both market and liquidity risk.


SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goal and Principal Investment Strategies." In general, the smaller the company, the greater its risks.


SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change which may significantly affect the value of their securities.


TEMPORARY DEFENSIVE MEASURES may be taken when the Fund's investment manager believes they are warranted due to market conditions. When this happens, the Fund may increase its investment in government securities and other short-term securities without regard to the Fund's investment restrictions, policies or normal investment emphasis.


TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

WRITING (SELLING) COVERED CALL OPTIONS is the selling of a contract to another party which gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered").

          Berger IPT Funds - May 1, 2000 International Fund Prospectus

10



BUYING AND SELLING
(REDEEMING) SHARES
--------------------------------------------------------------------------------

The Fund sells its shares to variable contract accounts of participating insurance companies or to qualified retirement plans. You may invest in Fund shares only through this type of variable insurance contract or retirement plan. If you invest through a variable insurance contract, your variable contract account prospectus will explain how you can purchase or surrender a contract, withdraw a portion of your investment, allocate to one or more funds or change existing allocations among investment alternatives. If you invest through a retirement plan, your retirement plan documents will explain this information. The Fund may not be available under a particular contract or plan, and certain contracts or plans may limit your ability to allocate amounts among funds.

The Fund does not impose any sales charges, commissions or redemption fees for the sale or redemption of Fund shares. However, your participating insurance company may impose a sales charge or other charge when you purchase a variable insurance contract. If you invest through a retirement plan, your retirement plan administrator may impose charges when you participate in the plan. In addition, variable insurance contracts and retirement plans may involve other charges and expenses not described in this prospectus. These charges and expenses are described in your variable contract account prospectus or plan document.

Fund Share Price

The price at which Fund shares are sold and redeemed is the share price or net asset value (NAV). The share price is determined by adding the value of the Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of its shares outstanding.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m. New York time) each day that the Exchange is open. Share price is not calculated on the days that the Exchange is closed.

Fund shares are purchased or redeemed at the share price next calculated after a purchase or redemption request is received by the Fund, or by any participating insurance company or retirement plan administrator who has been authorized by the Fund to accept requests on its behalf. To receive a specific day's share price for your purchase or redemption request, your request must be received in good order before the close of the New York Stock Exchange on that day.

Payment for redeemed shares generally will be made within three business days following the date of the redemption request. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

When the Fund calculates share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected and you will not be able to purchase or redeem shares.

Other Information


DATE-RELATED INFORMATION

Mutual funds and businesses around the world could be adversely affected if computers do not properly process date-related information. The Fund's advisor is addressing these issues for its computers and is getting reasonable assurances from the Fund's other major service providers that they too are addressing these issues to preserve smooth functioning of the Fund's trading, pricing, shareholder account, custodial and other operations. There can be no assurances, however, that all problems will be avoided.


These computer problems could also adversely affect the Fund's investments. Improperly functioning computers may disrupt securities markets generally or result in overall economic uncertainty. Individual companies may also be adversely affected by the cost of fixing their computers, which could be substantial. The Fund's investment manager considers these issues when evaluating investments for the Fund.


          Berger IPT Funds - May 1, 2000 International Fund Prospectus

--------------------------------------------------------------------------------

REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, transaction costs will be incurred if the securities are sold for cash. It may be difficult selling the securities and recovering the amount of the redemption if the securities are illiquid.

Distributions and Taxes

The Fund generally make two different kinds of distributions:


o        Capital gains from the sale of portfolio securities held by the Fund.


o Net investment income from interest or dividends received on securities held by the Fund.

Distributions made by the Fund will normally be capital gains. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed.

Distributions made by the Fund will normally be capital gains. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed.

The Fund intends to declare dividends representing its net investment income annually, normally in December. It is also the Fund's present policy to distribute annually all of its net realized capital gains.

All distributions are reinvested automatically in Fund shares unless an election is made on behalf of a variable contract account or retirement plan to receive distributions in cash.

As a variable insurance contract owner or retirement plan participant, you typically would not owe taxes on any distributions of income or capital gains made by the Fund that are attributed to your account. You may owe taxes if you make a withdrawal from your account, however, depending on the applicable tax laws. You should refer to the appropriate variable contract account prospectus or plan documents for further information on the Federal income tax treatment of the owners of variable insurance contracts and qualified plan participants.

Whether participating insurance companies are subject to taxes on the Fund's distributions depends on its tax status. Participating insurance companies should consult their own tax advisors concerning whether distributions are subject to federal income taxes if retained as part of contract reserves.


          Berger IPT Funds - May 1, 2000 International Fund Prospectus

12





ORGANIZATION OF THE
FUND
--------------------------------------------------------------------------------


INVESTMENT MANAGER


BBOI Worldwide LLC (BBOI) (210 University Blvd., Suite 700, Denver, CO 80206) was formed in 1996 as a joint venture between Berger Associates, Inc. LLC and Bank of Ireland Asset Management (U.S.) Limited (BIAM). As investment advisor, BBOI oversees, evaluates and monitors the investment advisory services provided by BIAM as sub-advisor. For these services, BBOI earns a fee at the annual rate of 0.90% of the Fund's average daily net assets. BBOI also provides administrative services to the Fund.

Berger LLC and BIAM have entered into an agreement to dissolve BBOI. The dissolution of BBOI will have no effect on the investment advisory services provided to the Fund and the fees borne by the Fund for advisory services are proposed to be decreased. Contingent upon shareholder approval, when BBOI is dissolved, Berger LLC will become the Fund's advisor and BIAM will continue to be responsible for day-to-day management of the Fund's portfolio as sub-advisor. A Special Meeting of Shareholders of the Fund has been scheduled for May 5, 2000. Shareholders of the Fund of record at the close of business on March 6, 2000 (the record date) are entitled to attend and vote at the meeting and at any and all adjournments of the meeting. If approved by shareholders, these advisory changes are expected to take place within ten business days following shareholder approval.

BANK OF IRELAND ASSET MANAGEMENT (U.S.) LIMITED (BIAM) (20 Horseneck(75 Holly Hill Lane, Greenwich, CT 06830 (representative office); [representative office]; 26 Fitzwilliam Place, Dublin 2, Ireland (main office) serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-advisor, BIAM provides day-to-day management of the investment operations of the Berger/BIAM IPT - International Fund.


Past Performance of Similar Fund

The Fund's investment manager also acts as the investment manager for a corresponding retail Berger Fund, which has the same investment objective and substantially the same investment strategies and policies as the Fund. Set out below is performance information for the Fund and its corresponding retail Berger Fund. This information is provided so you can consider the performance history of the Fund's investment manager with a fund substantially similar to this Fund.

You should not consider the performance information for the corresponding retail Berger Fund as a substitute for the Fund's performance, nor as an indication of the past or future performance of the Fund.

Despite their similarity, there are differences between the Fund and its corresponding retail Berger Fund, and performance is expected to differ. The following should be noted in considering the performance information below:

o The Fund is smaller than its corresponding retail Berger Fund and cash flows vary significantly. Differences in asset size and in cash flow resulting from purchases and redemption of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the prices paid for particular portfolio holdings.

o The Fund's performance information reflects fee waivers and expense reimbursements by the Fund's advisor, without which performance would be lower.

o The information below does not reflect the deduction of charges or expenses attributable to the variable insurance contract or retirement plan through which you would be purchasing your Fund shares, which would lower your returns.

          Berger IPT Funds - May 1, 2000 International Fund Prospectus

--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS OF THE FUND AND SIMILAR FUND
(AS OF DECEMBER 31,1999)



                                                                   Berger/BIAM
                                                                   International
                                       The Fund                    Fund(1)(2)
                                       --------                    -------------
1 Year                                  31.24%                        30.90%
Since Inception of the Fund (5/1/97)    16.17%                        17.78%
5 Year                                   N/A                          16.86%
10 Year                                  N/A                          12.60%
Since Inception of the Berger/BIAM
International Fund (7/31/89)             N/A                          14.21%
                                       --------                    -------------



(1) As of December 31, 1999, the retail Berger/BIAM International Fund had assets of approximately $25,487,000.

(2) Predecessor performance figures for the retail Berger/BIAM International Fund covering periods prior to October 11, 1996, include the performance of a pool of assets advised by that Fund's investment manager for periods before that Fund began operations. This performance was adjusted to reflect the increased expenses expected in operating that Fund, net of fee waivers. The asset pool was not registered with the SEC and was not subject to the investment restrictions imposed on mutual funds. If the pool had been registered, its performance might have been adversely affected.


Portfolio turnover

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover may exceed 100% per year. A turnover rate of 100% means the Fund's securities were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund. Portfolio turnover rates can be found under the heading "Financial Highlights."

      Berger IPT Funds - May 1, 2000 Small Company Growth Fund Prospectus

14


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights will help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. Total return shows how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions, but does not reflect charges and expenses deducted by your variable insurance contract or retirement plan. PricewaterhouseCoopers LLP, independent accountants, audited this information. Their reports are included in the Fund's annual report, which is available without charge upon request.

Berger/BIAM IPT - International Fund

For a Share Outstanding Throughout the Periods



                                                                         Years Ended December 31,
                                                               1999                 1998                 1997(1)
                                                          -------------         -------------         -------------
Net asset value, beginning of period                      $       11.21         $        9.79         $       10.00
                                                          -------------         -------------         -------------
From investment operations
   Net investment income (loss)                                    0.03                  0.08                  0.05
                                                          -------------         -------------         -------------
   Net realized and unrealized gains (losses) from
      investments and foreign currency transactions                3.47                  1.50                 (0.26)
                                                          -------------         -------------         -------------
Total from investment operations                                   3.50                  1.58                 (0.21)
                                                          -------------         -------------         -------------
Less dividends and distributions
   Dividends (from net investment income)                         (0.08)                (0.14)                   --
                                                          -------------         -------------         -------------
   Distributions (in excess of capital gains)                        --                 (0.02)                   --
                                                          -------------         -------------         -------------
Total dividends and distributions                                 (0.08)                (0.16)                   --
                                                          -------------         -------------         -------------
Net asset value, end of period                            $       14.63         $       11.21         $        9.79
                                                          -------------         -------------         -------------
Total Return(2)                                                   31.24%                16.13%                (2.10)%
                                                          -------------         -------------         -------------
Ratios/Supplemental Data:
   Net assets, end of period                              $   6,122,261         $   5,430,076         $   2,705,831
                                                          -------------         -------------         -------------
   Net expense ratio to average net assets(3)                      1.20%                 1.20%                 1.20%(4)(5)
                                                          -------------         -------------         -------------

   Ratio of net income (loss) to average net assets                0.51%                 2.85%                 0.86%(4)
                                                          -------------         -------------         -------------
   Gross expense ratio to average net assets                       2.46%                 2.85%                 3.83%(4)
                                                          -------------         -------------         -------------
   Portfolio turnover rate(2)                                        26%                   20%                   14%
                                                          -------------         -------------         -------------



1. For the period from May 1, 1997 (commencement of investment operations) to December 31, 1997.

2. Not annualized.

3. Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Advisor. Gross and net expenses do not include the deduction of any charges attributable to any particular variable insurance contract.

4. Annualized.

5. Restated to conform with new presentation standards.



      Berger IPT Funds - May 1, 2000 Small Company Growth Fund Prospectus

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



FOR MORE INFORMATION

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities it invests in. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by calling or writing either a participating insurance company or the Fund at:

Berger Funds
P.O. Box 5005
Denver, CO 80217
(800) 259-2820
bergerfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at sec.gov.

You can also obtain copies by visiting the SEC's Public Reference Room in Washington DC. For information on the operation of the Public Reference Room, call 1-202-942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-6009.

INVESTMENT COMPANY ACT FILE NUMBER:

Berger Institutional Products Trust 811-07367
-Berger/BIAM IPT - International Fund